Offerings - Offering: 1	Dec. 10, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	19.69
Maximum Aggregate Offering Price	$ 492,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,363.48
Offering Note	Plus such additional shares as may be issued by reason of stock splits, stock dividends or similar transactions. Calculated pursuant to Rule 457(c), based on the average high and low prices reported on the New York Stock Exchange on December 4, 2024.